Income Taxes - Components of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets and liabilities	$ (168,549)	$ (169,136)
Tax benefit related to tax losses	6,487	7,861
Closure and decommissioning costs
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets and liabilities	7,019	7,133
Tax losses and mining tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets and liabilities	24,014	26,646
Deductible Mexican mining taxes
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets and liabilities	2,792	2,344
Tax credit resulting from Mexican de-consolidation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets and liabilities	1,385	4,790
Accounts payable and accrued liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets and liabilities	3,047	2,373
Trade and other receivables
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets and liabilities	21,527	10,526
Provision for doubtful debts and inventory adjustments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets and liabilities	(14,517)	(16,261)
Mineral properties, plant, and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets and liabilities	(186,641)	(192,046)
Estimated sales provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets and liabilities	(28,726)	(14,907)
Other temporary differences and provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets and liabilities	1,551	266
Unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets and liabilities	80,600	89,000
Net deferred tax liability
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax benefit related to tax losses	$ 24,000	$ 26,600